DELAWARE VIP TRUST
Delaware VIP Balanced Series
Delaware VIP Capital Reserves Series
Delaware VIP Cash Reserve Series
Delaware VIP Diversified Income Series
Delaware VIP Growth Opportunities Series
Delaware VIP High Yield Series
Delaware VIP International Value Equity Series
Delaware VIP REIT Series
Delaware VIP Select Growth Series
Delaware VIP Small Cap Value Series
Delaware VIP Trend Series
Delaware VIP U.S. Growth Series
Delaware VIP Value Series

(each, a "Series")

Supplement to the Series' Statement of Additional Information dated April 30, 2007

On July 26, 2007, Mellon Bank, N.A. ("Mellon") became the custodian for Delaware VIP Capital Reserves Series.

On August 2, 2007, Mellon became the custodian for Delaware VIP Growth Opportunities Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series.

On August 9, 2007, Mellon became the custodian for Delaware VIP Balanced Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, and Delaware VIP High Yield Series.

The following paragraph replaces the paragraph in the section entitled "Investment Manager and Other Service Providers - Custodian" on page 46 of the Series' Statement of Additional Information.

Mellon Bank, N.A. ("Mellon"), One Mellon Center, Pittsburgh, PA 15285, is custodian of each Series' securities and cash except that The JPMorgan Chase Bank ("JPMorgan"), 4 Chase Metrotech Center, Brooklyn, NY 11245, serves as custodian for Delaware VIP Emerging Markets Series. As custodian for the Series, Mellon and JPMorgan Chase maintain a separate account or accounts for each Series; receive, hold, and release portfolio securities on account of each Series; receive and disburse money on behalf of each Series; and collect and receive income and other payments and distributions on account of each Series' portfolio securities.

Please keep this Supplement for future reference.

This Supplement is dated August 15, 2007.